Schedule of Issued Capital Following Business Combination (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Issuance of shares to SPAC shareholders	$ 3,024,210
Issuance of shares to SPAC Founders	(5,791,426)
Conversion of convertible notes	2,300,613
Recapitalization costs	16,126,854
Costs attributable to the issuance of shares in connection with the business combination	(1,315,013)
Balance	907,569	$ 7,652,517
Issuance of convertible note – equity component	140,495
Issued capital [member]
IfrsStatementLineItems [Line Items]
Issuance of shares to AOI shareholders	2,860	2,860
Issuance of shares to SPAC shareholders	19
Issuance of shares to SPAC Founders	409
Conversion of convertible notes	23
Issuance of shares in exchange for advisory services	107
Recapitalization costs
Other shares	144
Total
Costs attributable to the issuance of shares in connection with the business combination
Balance	$ 3,562	$ 2,860
Number of shares [member]
IfrsStatementLineItems [Line Items]
Issuance of shares to AOI shareholders, shares	18,646,643	18,646,643
Issuance of shares to SPAC shareholders, shares	124,768
Issuance of shares to SPAC Founders, shares	$ 2,666,900
Conversion of convertible notes, shares	150,000
Other shares, shares	941,400
Issued Capital, shares	23,224,102	18,646,643
Share premium [member]
IfrsStatementLineItems [Line Items]
Issuance of shares to AOI shareholders	$ 2,579,627	$ 2,579,627
Issuance of shares to SPAC shareholders	3,024,191
Issuance of shares to SPAC Founders	(5,791,835)
Conversion of convertible notes	2,300,590
Issuance of shares in exchange for advisory services	(107)
Recapitalization costs	16,126,854
Other shares	(250)
Total	18,379,671	2,579,627
Costs attributable to the issuance of shares in connection with the business combination	(1,315,013)
Balance	17,064,658	2,579,627
Conversion of rights	(144)
Issuance of convertible note – equity component	$ 140,495